Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of basic and diluted net income (loss) per share of ordinary share
	For the Three Months Ended September 30, 2022		For the Three Months Ended September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net loss	$(660,449)	$(165,100)	$(4,282,755)	$(1,070,611)

Denominator:
Basic and diluted weighted average ordinary shares outstanding	34,502,500	8,625,000	34,502,500	8,625,000
Basic and diluted net loss per ordinary share	$(0.02)	$(0.02)	$(0.12)	$(0.12)
	For the Nine Months Ended September 30, 2022		For the Period from February 2, 2021 (inception) through September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share:
Numerator:
Allocation of net income (loss)	$17,670,840	$4,417,390	$(7,630,430)	$(3,928,444)

Denominator:
Basic and diluted weighted average ordinary shares outstanding	34,502,500	8,625,000	15,549,710	8,005,601
Basic and diluted net income (loss) per ordinary share	$0.51	$0.51	$(0.49)	$(0.49)

	For the Period from February 2, 2021 (inception) through December 31, 2021
	Class A	Class B
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net loss	$(7,042,556)	$(2,754,733)

Denominator:
Basic and diluted weighted average ordinary shares outstanding	20,412,350	7,984,399
Basic and diluted net loss per ordinary share	$(0.35)	$(0.35)